Risk management and concentrations of risk (Tables)	12 Months Ended
Dec. 31, 2021
Risk management and concentrations of risk
Schedule of interest rate swap agreements

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$64,437	$(2,476)	Sep 2026	2.800%
$385 million facility swaps (2)	LIBOR	$52,086	$(2,869)	Jan 2026	2.941%
$385 million facility swaps (2)	LIBOR	$52,086	$(2,610)	Oct 2025	2.838%
$385 million facility swaps (2)	LIBOR	$52,086	$(2,527)	Jan 2026	2.735%
$385 million facility swaps (2)	LIBOR	$52,086	$(2,388)	Jan 2026	2.650%
1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and the notional amount reduces quarterly from the effective date of the interest rate swaps.

Schedule of fair value of derivative instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets. All derivatives are designated as cash flow hedging instruments.

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of December 31, 2021
Interest rate swaps	$—	$—	$(5,239)	$(7,631)
As of December 31, 2020
Interest rate swaps	$—	$—	$(6,945)	$(19,530)

Schedule of effect of cash flow hedge accounting on the consolidated statement of income

The following effects of cash flow hedges relating to interest rate swaps are included in interest expense and income tax expense in the consolidated statements of income which are the same lines as the earnings effects of the hedged item for the years ended December 31, 2021 and 2020.

	Year ended
	December 31, 2021
	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(8,417)	$—
Amortization of amount excluded from hedge effectiveness	750	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(1,024)	187
Total gains (losses) on derivative instruments	$(8,691)	$187

	Year ended
	December 31, 2020
	Interest	Income tax
(in thousands of U.S. dollars)	expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(5,849)	$—
Amortization of amount excluded from hedge effectiveness	851	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(1,024)	262
Total gains (losses) on derivative instruments	$(6,022)	$262

Schedule of effect of cash flow hedge accounting on accumulated OCI and earnings

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income, changes in accumulated OCI and on earnings is as follows as of and for the years ended December 31, 2021 and 2020.

	Cash Flow Hedge
	Accumulated other comprehensive income			Earnings
	Before tax		Accumulated
	gains	Tax benefit	OCI:	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	expense	benefit
Accumulated OCI as of December 31, 2020	$(29,486)	(86)	$(29,572)
Effective portion of unrealized loss on cash flow hedge	4,438	—	4,438
Reclassification from accumulated other comprehensive income included in hedge effectiveness	8,417	—	8,417	(8,417)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	1,024	(187)	837	(1,024)	187
Other comprehensive income for period	13,879	(187)	13,692
Reclassification from accumulated other comprehensive income included in hedge effectiveness of joint ventures	181	—	181
Total other comprehensive income for period	14,060	(187)	13,873
Accumulated OCI as of December 31, 2021	$(15,426)	(273)	$(15,699)
Gain (loss) reclassified to earnings				$(9,441)	$187

	Cash Flow Hedge
	Accumulated other comprehensive income			Earnings
	Before tax		Accumulated
	gains	Tax benefit	OCI:	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	Net of tax	expense	benefit
Accumulated OCI as of December 31, 2019	$(18,119)	176	$(17,943)
Effective portion of unrealized loss on cash flow hedge	(18,240)	—	(18,240)
Reclassification from accumulated other comprehensive income included in hedge effectiveness	5,849	—	5,849	(5,849)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	1,024	(262)	762	(1,024)	262
Other comprehensive income for period	(11,367)	(262)	(11,629)
Accumulated OCI as of December 31, 2020	$(29,486)	(86)	$(29,572)
Gain (loss) reclassified to earnings				$(6,873)	$262